Loss Per Share	12 Months Ended
Dec. 31, 2024
Loss Per Share [Abstract]
LOSS PER SHARE
NOTE 24:	LOSS PER SHARE

Basic loss per share

The calculation of basic earnings per share (EPS) is based on the following profit (loss) attributable to shareholders and weighted-average number of ordinary shares outstanding.

Loss attributed to ordinary shareholders (basic)

	2024	2023	2022
	U.S. dollars in thousands
Total comprehensive loss for the year	(1,027)	(1,782)	(1,348)

Weighted-average number of ordinary shares (basic)

	2024	2023	2022
	Number of shares
Issued ordinary shares at January 1	544,906,149	544,906,149	544,906,149
Issued August 14, 2024, due to fundraising	57,123,287	-	-
Issued August 14, 2024, due to The Social Proxy Transaction	71,015,301	-	-

Weighted average number of ordinary shares (basic)	673,044,737	544,906,149	544,906,149

Diluted loss per share

The calculation of diluted EPS is based on the following loss attributable to shareholders and weighted-average number of ordinary shares outstanding after adjustment for the effects of all dilutive potential ordinary shares.

Loss attributed to ordinary shareholders (diluted)

	2024	2023	2022
	U.S. dollars in thousands
Total comprehensive loss for the year (basic)	(1,027)	(1,782)	(1,348)
Warrant revaluation income	(747)	-	-
	(1,774)	(1,782)	(1,348)

Weighted-average number of ordinary shares (diluted)